Accounts and Other Receivables	12 Months Ended
Dec. 31, 2018
Accounts and Other Receivables [abstract]
Accounts and Other Receivables

5.    Accounts and Other Receivables

	December 31,	December 31,
	2018	2017
Trade receivables from concentrate sales	$28,132	$34,250
Advances and other receivables	3,179	1,249
Value added taxes recoverable	1,458	871
Accounts and other receivables	$32,769	$36,370

The Company’s trade receivables from concentrate sales are expected to be collected in accordance with the terms of the existing concentrate sales contracts with its customers and no amounts were past due at December 31, 2018 or December 31, 2017.